May 2, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Firsthand Funds (the “Registrant”)
File Nos. 33-73832 and 811-08268
Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, please accept this letter on behalf of the Registrant as certification that the Registrant’s Prospectuses and Statements of Additional Information, each dated April 30, 2012, do not differ from those contained in Post-Effective Amendment No. 45 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2012.

Please contact the undersigned at (408) 624-9531 with any questions you may have concerning this filing.

Very truly yours,

/s/ Kelvin Leung, Esq.

Kelvin Leung, Esq.
General Counsel
Firsthand Capital Management, Inc.